Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Unsecured borrowings	$ 0	$ 57,339
Short-term secured borrowings	104,000	164,000
Unsecured Borrowings
IFRS Statement [Line Items]
Unsecured borrowings	0	$ 57,339	$ 20,000
Unsecured Borrowings | Bottom of range [member]
IFRS Statement [Line Items]
Interest rate		1.04403%
Unsecured Borrowings | Top of range [member]
IFRS Statement [Line Items]
Interest rate		2.96453%
Secured Borrowings
IFRS Statement [Line Items]
Short-term secured borrowings	$ 104,000	$ 164,000	$ 164,000
Secured Borrowings | Bottom of range [member]
IFRS Statement [Line Items]
Interest rate	0.33%	0.35%
Secured Borrowings | Top of range [member]
IFRS Statement [Line Items]
Interest rate	0.40%	0.78%
Short-term borrowings [member]
IFRS Statement [Line Items]
Unsecured borrowings	$ 0	$ 57,339
Short-term secured borrowings	104,000	164,000
Unused credit lines	$ 280,921	$ 242,476